Loss per Share (Tables)	12 Months Ended
Dec. 31, 2021
Loss per share
Schedule of Earnings Per Share, Basic and Diluted

	For the Year Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In thousands,	(In thousands,	(In thousands,	(In thousands,
	except	except	except	except
	for share	for share	for share	for share
	and per	and per	and per	and per
	share data)	share data)	share data)	share data)
Numerator:
Net loss	(451,760)	(304,147)	(199,785)	(31,351)
Numerator for basic and diluted net loss per share	(451,760)	(304,147)	(199,785)	(31,351)
Denominator:
Weighted average number of ordinary shares	420,575,827	423,096,353	423,661,496	423,661,496
Denominator for basic and diluted net loss per share	420,575,827	423,096,353	423,661,496	423,661,496
Net loss per ordinary share:
Basic and diluted	(1.07)	(0.72)	(0.47)	(0.07)